UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Ticker | HPI

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

	Shares	Value

Preferred Securities 140.86% (96.58% of Total Investments)		$772,031,958

(Cost $766,788,524)

Consumer Discretionary 9.96%		54,578,635

Media 9.96%
CBS Corp., 6.750% (L)(Z)	280,000	7,109,200
Comcast Corp., 7.000% (Z)	227,000	5,777,150
Comcast Corp., Series B, 7.000% (L)(Z)	634,000	16,287,460
Viacom, Inc., 6.850% (L)(Z)	985,065	25,404,825

Consumer Staples 2.16%		11,846,663

Food & Staples Retailing 2.16%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	143,000	11,846,663

Energy 7.18%		39,336,778

Oil, Gas & Consumable Fuels 7.18%
Apache Corp., Series D, 6.000%	85,100	5,989,338
Nexen, Inc., 7.350% (Z)	1,316,000	33,347,440

Financials 77.80%		426,390,102

Capital Markets 10.35%
Credit Suisse Guernsey, 7.900%	442,450	12,087,734
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	150,000	6,150
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	175,600	8,780
Morgan Stanley Capital Trust III, 6.250% (Z)	283,600	6,931,184
Morgan Stanley Capital Trust IV, 6.250% (Z)	318,560	7,702,781
Morgan Stanley Capital Trust V, 5.750% (Z)	419,100	9,878,187
Morgan Stanley Capital Trust VI, 6.600%	57,000	1,410,180
Morgan Stanley Capital Trust VII, 6.600%	40,000	982,800
The Goldman Sachs Group, Inc., 6.125%	368,500	9,076,155
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	345,000	8,618,100

Commercial Banks 15.50%
Barclays Bank PLC, Series 3, 7.100%	96,000	2,457,600
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	740,000	19,684,000
HSBC Holdings PLC, Series A, 6.200% (L)(Z)	161,000	3,923,570
Royal Bank of Scotland Group PLC, Series L, 5.750%	580,000	11,049,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	302,000	8,694,580
Santander Holdings USA, Inc., Series C, 7.300%	130,067	3,252,976
USB Capital VIII, Series 1, 6.350% (Z)	226,500	5,698,740
USB Capital X, 6.500% (Z)	92,400	2,334,948
USB Capital XI, 6.600%	236,000	6,039,240
Wells Fargo & Company, 8.000% (L)(Z)	754,500	21,797,505

Consumer Finance 5.72%
HSBC Finance Corp., 6.000% (L)(Z)	134,200	3,368,420
HSBC Finance Corp., 6.875% (Z)	400,000	10,048,000
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	297,000	7,068,600
SLM Corp., 6.000% (Z)	194,100	4,186,737
SLM Corp., Series A, 6.970% (Z)	147,391	6,698,921

Diversified Financial Services 29.36%
Bank of America Corp., 8.200% (Z)	260,000	6,760,000

1

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

	Shares	Value
Diversified Financial Services (continued)

Bank of America Corp., Depositary Shares, Series D, 6.204% (L)(Z)	265,000	$6,116,200
Bank of America Corp., Series MER, 8.625% (L)(Z)	95,000	2,557,400
Citigroup Capital VII, 7.125%	200,000	5,052,000
Citigroup Capital VIII, 6.950%	610,000	15,237,800
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)	23,300	646,808
Deutsche Bank Capital Funding Trust VIII, 6.375%	40,600	986,986
Deutsche Bank Capital Funding Trust X, 7.350%	86,400	2,216,160
Deutsche Bank Contingent Capital Trust II, 6.550% (L)(Z)	237,000	5,906,040
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	496,000	13,253,120
Fleet Capital Trust VIII, 7.200% (Z)	480,000	12,081,600
General Electric Capital Corp., 6.000%	31,600	807,380
General Electric Capital Corp., 6.050%	30,000	774,000
ING Groep NV, 6.125% (Z)	61,500	1,329,015
ING Groep NV, 7.050% (Z)	755,100	17,933,625
ING Groep NV, 7.200% (Z)	100,000	2,396,000
JPMorgan Chase Capital X, Series J, 7.000% (Z)	487,000	12,457,460
JPMorgan Chase Capital XI, 5.875%	46,500	1,156,920
JPMorgan Chase Capital XXIX, 6.700%	560,000	14,616,000
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	366,400	9,116,032
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	278,752	6,957,650
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	367,000	9,193,350
RBS Capital Funding Trust V, 5.900% (Z)	620,000	9,864,200
RBS Capital Funding Trust VII, 6.080% (Z)	220,000	3,487,000

Insurance 12.02%
Aegon NV, 6.375% (L)(Z)	450,900	10,487,934
Aegon NV, 6.500% (L)(Z)	123,000	2,841,300
American Financial Group, Inc., 7.000%	303,500	7,736,215
MetLife, Inc., Series B, 6.500% (L)(Z)	935,500	23,902,025
PLC Capital Trust IV, 7.250% (Z)	251,000	6,272,490
PLC Capital Trust V, 6.125% (Z)	256,000	6,105,600
Prudential PLC, 6.500% (Z)	154,500	3,864,045
Prudential PLC, 6.750%	51,000	1,280,100
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	147,500	3,419,050

Real Estate Investment Trusts 2.99%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	66,525	1,601,922
Duke Realty Corp., Depositary Shares, Series K, 6.500% (L)(Z)	110,000	2,615,800
Duke Realty Corp., Depositary Shares, Series L, 6.600% (L)(Z)	109,840	2,638,357
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	111,500	2,816,490
Public Storage, Inc., Series P, 6.500%	53,500	1,352,480
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	205,000	5,366,900

Thrifts & Mortgage Finance 1.86%
Federal National Mortgage Association, Series S, 7.750% (I)	80,000	163,200
Sovereign Capital Trust V, 7.750% (Z)	391,350	10,018,560

Telecommunication Services 7.66%		42,017,557

Wireless Telecommunication Services 7.66%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	5,731,800
Telephone & Data Systems, Inc., 6.875%	61,800	1,545,000

2

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

	Shares	Value
Wireless Telecommunication Services (continued)

Telephone & Data Systems, Inc., 7.000%	336,000	$8,426,880
Telephone & Data Systems, Inc., Series A, 7.600%	461,357	11,589,288
United States Cellular Corp., 7.500% (Z)	582,460	14,724,589

Utilities 36.10%		197,862,223

Electric Utilities 20.93%
Duquesne Light Company, 6.500% (Z)	73,650	3,620,362
Entergy Arkansas, Inc., 5.750%	47,500	1,187,500
Entergy Louisiana LLC, 5.875%	249,100	6,277,320
Entergy Louisiana LLC, 6.000%	200,000	5,292,000
Entergy Mississippi, Inc., 6.000%	106,225	2,623,758
Entergy Mississippi, Inc., 6.200%	83,500	2,166,825
Entergy Texas, Inc., 7.875%	50,200	1,462,828
FPC Capital I, Series A, 7.100% (L)(Z)	540,000	13,910,400
FPL Group Capital Trust I, 5.875% (Z)	353,600	8,946,080
Georgia Power Capital Trust VII, 5.875% (Z)	250,600	6,292,566
HECO Capital Trust III, 6.500% (Z)	379,850	9,781,137
NSTAR Electric Company, 4.780% (Z)	15,143	1,281,476
PPL Corp., 9.500%	315,000	17,854,200
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	230,000	5,750,000
PPL Energy Supply, LLC, 7.000% (Z)	554,610	14,064,910
Southern California Edison Company, 6.125% (Z)	119,000	11,212,037
Westar Energy, Inc., 6.100% (Z)	117,977	3,009,593

Multi-Utilities 15.17%
Baltimore Gas & Electric Company, Series 1995, 6.990% (L)(Z)	40,000	4,125,000
BGE Capital Trust II, 6.200% (L)(Z)	654,600	16,332,270
Dominion Resources, Inc., Series A, 8.375% (L)(Z)	385,400	11,084,104
DTE Energy Trust I, 7.800% (Z)	110,000	2,909,500
Interstate Power & Light Company, Series B, 8.375% (L)(Z)	713,350	20,701,417
SCANA Corp., 7.700% (Z)	681,500	19,000,220
Xcel Energy, Inc., 7.600% (Z)	331,000	8,976,720

	Shares	Value

Common Stocks 3.35% (2.30% of Total Investments)		$18,376,433

(Cost $15,425,995)

Telecommunication Services 1.68%		9,205,133

Diversified Telecommunication Services 1.68%
AT&T, Inc.	130,000	4,045,600
Frontier Communications Corp.	30,004	248,133
Verizon Communications, Inc. (L)(Z)	130,000	4,911,400

Utilities 1.67%		9,171,300

Electric Utilities 1.58%
FirstEnergy Corp.	145,000	5,794,200
UIL Holding Corp.	90,000	2,863,800

Multi-Utilities 0.09%
National Grid PLC, SADR	10,000	513,300

3

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 1.58% (1.08% of Total Investments)				$8,646,000

(Cost $8,789,564)

Energy 1.58%				8,646,000

Oil, Gas & Consumable Fuels 1.58%
Southern Union Company (7.200% to 11/01/2011, then 3
month LIBOR + 3.018%) (L)(Z)	7.200	11/01/66	$8,800,000	8,646,000

			Par value	Value

Short-Term Investments 0.06% (0.04% of Total Investments)				$308,000

(Cost $308,000)

Repurchase Agreement 0.06%				308,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $308,000 on 5-2-11, collateralized by
$285,000 Federal Home Loan Mortgage Corp., 4.500% due 1-15-14
(valued at $314,925, including interest)			308,000	308,000

Total investments (Cost $791,312,083)† 145.85%				$799,362,391

Other assets and liabilities, net (45.85%)				($251,284,359)

Total net assets 100.00%				$548,078,032

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11. Total value of securities on loan at 4-30-11 was $212,870,272.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-11 was $570,744,476.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $791,329,547. Net unrealized appreciation aggregated $8,032,844, of which $40,369,968 related to appreciated investment securities and $32,337,124 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 4-30-11:

United States	84%
United Kingdom	5%
Netherlands	4%
Canada	4%
Switzerland	2%
Bermuda	1%

4

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-11	Price	Inputs	Inputs

Preferred Securities
Consumer Discretionary	$54,578,635	$54,578,635	—	—
Consumer Staples	11,846,663	—	$11,846,663	—
Energy	39,336,778	39,336,778	—	—
Financials	426,390,102	426,381,322	8,780	—
Telecommunication Services	42,017,557	42,017,557	—	—
Utilities	197,862,223	177,623,348	20,238,875	—
Common Stocks
Telecommunication Services	9,205,133	9,205,133	—	—
Utilities	9,171,300	9,171,300	—	—
Corporate Bonds
Energy	8,646,000	—	8,646,000	—
Short-Term Investments	308,000	—	308,000	—

Total investments in Securities	$799,362,391	$758,314,073	$41,048,318	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S.

5

John Hancock Preferred Income Fund
As of 4-30-11 (Unaudited)

securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P8OQ3 4/11
6/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011